Concentration and Risk - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	¥ 89,484	¥ 143,899
RMB [Member] | PRC [Member]
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	22,355	58,395
HKD [Member] | Hong Kong [Member]
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	319	628
U.S. dollar [Member] | PRC [Member]
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	20,682	10,324
U.S. dollar [Member] | Hong Kong [Member]
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	¥ 46,128	¥ 74,552